PRINCIPAL ACCOUNTING POLICIES - Treasury stock (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity, Class of Treasury Stock [Line Items]
Total gross consideration	46,195,563	36,179,549	30,198,688
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock	$ 613	$ 300
Total gross consideration	10,000,000	6,000,000